Financial Instruments	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Financial Instruments

15.Financial Instruments

(a)Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and credit facilities as described in Notes 7 and 8.

(b)Concentration of credit risk: Financial Instruments that are subject to credit risk consist principally of cash, trade accounts receivable, investments and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $41,782 as compared to its carrying amount of $42,688 (Note 7).The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term investment discussed in Note 3 and estimates that the amount presented on the accompanying Balance Sheet approximates the amount that is expected to be received by the Company in the event of sale of that investment.

The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, bunker swap agreements and bunker put option agreements, discussed in Note 8 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The fair value of the impaired vessels Silia T, Triathlon, Delphi and Millennium discussed in Note 5 as at December 31, 2013 was determined through Level 2 of the fair value hierarchy, as defined in FASB guidance for Fair Value Measurements and was determined by management taking into consideration valuations from independent marine valuers based on observable data such as sale of comparable assets.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2014 and 2013 are as follows:

	2014		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	202,107	202,107	162,237	162,237
Restricted cash	12,334	12,334	9,527	9,527
Investments	1,000	1,000	1,000	1,000
Debt	(1,418,336)	(1,417,430)	(1,380,298)	(1,378,753)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of Operations or in the balance sheet, as a component of Accumulated other comprehensive income/(loss).

		Asset Derivatives		Liability Derivatives
		December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	3,547	2,365

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	1,401	3,499	2,445

	Subtotal	—	1,401	7,046	4,810

		Asset Derivatives		Liability Derivatives
		December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	2,659	3,597

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	560	1,582

Bunker swaps	Current portion of financial instruments—Fair value	—	140	9,228	—

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	37	—	—
Bunker put options	Current portion of financial instruments—Fair value	2,443	—	—	—

	Subtotal	2,443	177	12,447	5,179

	Total derivatives	2,443	1,578	19,493	9,989

Derivatives designated as Hedging Instruments-Net effect on the Statement of Comprehensive Income/(loss) and Statement of Operations

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Derivative		Amount
		2014	2013	2012
Interest rate swaps		(7,042)	(3,338)	(2,964)

Total		(7,042)	(3,338)	(2,964)

	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2014	2013	2012
Interest rate swaps	Depreciation expense	(154)	(144)	(122)
Interest rate swaps	Interest and finance costs, net	(3,388)	(11,301)	(23,010)

Total		(3,542)	(11,445)	(23,132)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other comprehensive Income/(Loss) as of December 31, 2014 and 2013 was $10,290 and $6,789 respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Statement of Operations

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Operations Location
Derivative		Amount
		2014	2013	2012
Interest rate swaps	Interest and finance costs, net	(1,272)	1,012	(1,054)
Bunker swaps	Interest and finance costs, net	(10,402)	223	783
Bunker put options	Interest and finance costs, net	1,244	-	-

Total		(10,430)	1,235	(271)

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2014 and 2013 using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2014	December 31, 2013
Interest rate swaps	(10,265)	(8,588)
Bunker swaps	(9,228)	177
Bunker put options	2,443	—

	(17,050)	(8,411)

The following tables present the fair values of items measured at fair value on a nonrecurring basis for the years ended December 31, 2013, using Level 2 inputs (Note 5). There were no such fair value measurements as at December 31, 2014.

Nonrecurring basis	December 31, 2013 Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)
Vessels	$ 95,250

$ 95,250